Note 13 - Earnings Per Share (Details) - The computation for basic and diluted EPS was as follows (in thousands): (EUR €) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
The computation for basic and diluted EPS was as follows (in thousands): [Abstract]
Net income/(loss) for basic and diluted EPS (in Euro)	€ 1,851	€ 819	€ 2,645	€ (89)
Weighted-average shares for basic EPS	15,145,353	15,018,345	15,112,245	15,004,081
Effect of dilutive securities	469,648	658,608	586,865
Weighted-average shares for diluted EPS	15,615,001	15,676,953	15,699,110	15,004,081
Basic EPS (in Euro per share)	€ 0.12	€ 0.05	€ 0.18	€ (0.01)
Diluted EPS (in Euro per share)	€ 0.12	€ 0.05	€ 0.17	€ (0.01)